As filed with the Securities and Exchange            Registration No. 33-76004*
Commission on July 14, 1997                          Registration No. 811-4536


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

--------------------------------------------------------------------------------

                                    FORM S-6
                        POST-EFFECTIVE AMENDMENT NO. 8 TO
                             REGISTRATION STATEMENT
                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

       Variable Life Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06l56 (Complete Address of Depositor's Principal Executive Offices)

--------------------------------------------------------------------------------

                            Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4A, Hartford, Connecticut 06l56
                (Name and Complete Address of Agent for Service)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:



        X         immediately upon filing pursuant to paragraph (b) of Rule 485
     --------


Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of securities under the Securities Act of 1933. Registrant filed a Rule 24f-2 Notice for the fiscal year ended December 31, 1996 on February 28, 1997.

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by Registration Statement No. 33-02339.

                             VARIABLE LIFE ACCOUNT B
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

                        Post-Effective Amendment No. 8 to
                       Registration Statement on Form S-6
                              Cross Reference Sheet


     Form N-8B-2
       Item No.         Part I (Prospectus dated May 1, 1997, and as Amended by Supplement dated July 14, 1997)
       --------         -----------------------------------------------------------------------------------------
          1             Cover Page; Description of the Company and the Separate Account
          2             Cover Page; Description of the Company and the Separate Account
          3             Not Applicable
          4             Cover Page; Description of the Company; Distribution of the Policies
          5             Description of the Company and the Separate Account
          6             Description of the Company and the Separate Account
          7             Not Applicable
          8             Financial Statements
          9             Legal Matters
          10            "What Choices Do You Make When You Buy a Policy?"; "What Charges or Deductions Are Made
                        Under the Policy?" and as amended; "Right to Instruct
                        Voting of Fund Shares"; "How Might Your Policy Lapse?";
                        "If a Policy Has Lapsed, Can You Reinstate the Policy";
                        "How is the Value of Your Policy Computed?"; "What is an
                        Accumulation Unit, and How is it Calculated?" and as
                        amended; "What is the Cash Surrender Value of Your
                        Policy"; "What is the Maturity Value of Your Policy?";
                        "Can You Borrow on Your Policy?"; "What is the
                        "Free-Look Period"?"; "How will the Death Benefit be
                        Paid?"; "Settlement Options"; "Additional Information";
                        "Miscellaneous Contract Provisions"
          11            Cover Page; "Premium Allocation"; Description of the Company and
                        the Separate Account
          12            Not Applicable
          13            Summary of Charges and Fees For AetnaVest (and as amended); and AetnaVest II " What Charges or Deductions Are Made Under the Policy?"; "When Does the Surrender Charge Apply?"
          14            "What Happens When Your Premium Payment is Made"; "How is the Value of Your Policy
                        Computed?"; "What is An Accumulation Unit, and How is it Calculated?" and as amended
          15            "What Choices Do You Make When You Buy a Policy?"; "What Happens  When Your Premium Payment
                        is Made?"; "How is the Value of Your Policy Computed?"; "What is An Accumulation Unit, and
                        How is it Calculated?" and as amended


     Form N-8B-2
       Item No.         Part I (Prospectus dated May 1, 1997, and as Amended by Supplement dated July 14, 1997)
       --------         -----------------------------------------------------------------------------------------

          16            "How is the Value of Your Policy Computed?"; "What Choices Do You Make When You Buy a
                        Policy?"; "What Happens When Your Premium Payment is Made"
          17            "What is the Cash Surrender Value of Your Policy?"; "When Does the Surrender Charge Apply?"
                        "Can You Borrow on Your Policy?"
          18            Tax Matters
          19            Reports to Policy Owners; Right to Instruct Voting of Fund Shares; Records and Accounts
          20            Not Applicable
          21            "Can You Borrow on Your Policy?"
          22            Not Applicable
          23            Directors and Officers of the Company and as amended
          24            Miscellaneous Contract Provisions
          25            The Company
          26            Not Applicable
          27            The Company
          28            The Company; Directors and Officers of the Company and as amended
          29            The Company
          30            Not Applicable
          31            Not Applicable
          32            Not Applicable
          33            Not Applicable
          34            Not Applicable
          35            Additional Information
          36            Not Applicable
          37            Not Applicable
          38            Additional Information
          39            The Company
          40            Not Applicable
          41            The Company
          42            Not Applicable
          43            Not Applicable
          44            "How is the Value of Your Policy Computed?"; "What is an Accumulation Unit, and How is it
                        Calculated?" and as amended
          45            Not Applicable
          46            Illustrations of Death Benefits, Total Account Values and Cash Surrender Values for
                        AetnaVest Policies and as amended; Illustrations of Death Benefits, Total Account Values
                        and Cash Surrender Values for AetnaVest II Policies
          47            "What Choices Do You Make When You Buy a Policy?"; "How is the Value of Your Policy
                        Computed?"



     Form N-8B-2
       Item No.         Part I (Prospectus dated May 1, 1997, and as Amended by Supplement dated July 14, 1997)
       --------         -----------------------------------------------------------------------------------------

          48            Not Applicable
          49            Not Applicable
          50            Not Applicable
          51            Not Applicable
          52            The Separate Account
          53            Tax Matters
          54            Not Applicable
          55            Not Applicable
          56            Not Applicable
          57            Not Applicable
          58            Not Applicable
          59            Financial Statements and as supplemented

                                     Part I

The Prospectus is incorporated into Part I of this Post-Effective Amendment
No. 8 by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 (File No. 33-76004), as filed electronically on April 22, 1997.

A supplement to the Prospectus is included herein.

         Supplement Dated July 14, 1997 to Prospectus dated May 1, 1997

The following changes are made to the Prospectus dated May 1, 1997:


1. With respect to AetnaVest only, the references to the current charge for mortality and expense risks of 0.70% of the average daily net assets of the Separate Account are deleted from the following sections:

[bullet] SUMMARY OF CHARGES AND FEES FOR AETNAVEST AND AETNAVEST II-Charges and fees associated with the Separate Account" (p. 5) ;

[bullet] WHAT IS AN ACCUMULATION UNIT AND HOW IS IT CALCULATED (p.10);

[bullet] WHAT CHARGES OR DEDUCTIONS ARE MADE UNDER THE POLICY-Insurance and
         Administrative Charges (p.12); and

[bullet] Appendix A, AetnaVest Policies (p.33).

These references are replaced with the following current charges for mortality and expense risks shown as a percentage of the average daily net assets of the Separate Account attributable to the Funds:

Fund Name                           Mortality and Expense Risk Charge
---------                           ---------------------------------
Aetna Variable Fund                               0.65%
Aetna Investment Advisers Fund                    0.65%
Aetna Ascent Variable Portfolio                   0.55%
Aetna Crossroads Variable Portfolio               0.55%
Aetna Legacy Variable Portfolio                   0.55%

For all other Funds available under the AetnaVest Policies, the current charge for mortality and expense risks is 0.70% of the average daily net assets of the Separate Account attributable to those Funds.


2. The information regarding the Directors and Officers of the Company on page 24 of the Prospectus is revised by deleting the name and biographical information of Laura R. Estes.

3. Table I and Table III on pages 34 and 36, respectively are deleted and replaced with the following.

                                                              AetnaVest Policy
                                                                  Table I
                                             FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                                                             MALE ISSUE AGE 25
                                                      $408.00 ANNUAL BASIC PREMIUM
                                                              NONSMOKER RISK
                                                           FACE AMOUNT $100,000
                                                          DEATH BENEFIT OPTION 1


         PREMIUMS
        ACCUMULATED
            AT                   DEATH BENEFIT                       TOTAL ACCOUNT VALUE              CASH SURRENDER VALUE
        5% INTEREST
YEAR     PER YEAR      GROSS 0.0% GROSS 6.0%  GROSS 12.0%  GROSS 0.0% GROSS 6.0%    GROSS 12.0%  GROSS 0.0%  GROSS 6.0%  GROSS 12.0%
  1         428          100000     100000      100000        182         199           216           0          0            0
  2         878          100000     100000      100000        366         412           460          18          64          112
  3        1351          100000     100000      100000        549         636           731          201        288          383
  4        1846          100000     100000      100000        731         872          1034          383        524          686
  5        2367          100000     100000      100000        910        1119          1368          562        771         1020

  6        2914          100000     100000      100000        1099       1390          1750          815        1106        1465
  7        3488          100000     100000      100000        1282       1670          2169         1068        1456        1954
  8        4091          100000     100000      100000        1460       1960          2629         1315        1815        2484
  9        4724          100000     100000      100000        1630       2258          3133         1554        2183        3058
 10        5388          100000     100000      100000        1792       2563          3684         1786        2558        3678

 15        9244          100000     100000      100000        2452       4189          7311         2452        4189        7311
 20        14165         100000     100000      100000        2771       5894          12962        2771        5894        12962
 25        20446         100000     100000      100000        2552       7466          21768        2552        7466        21768
 30        28462         100000     100000      100000        1507       8553          35692        1507        8553        35692

 40        51751           0        100000      116131         0         5041          95190          0         5041        95190
(AGE 65)

(1) Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the Death Benefits, Total
Account Values, and Cash Surrender Values would be less than those illustrated.

These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rates of return. The Total Account Value and Cash Value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                                         AetnaVest Policy
                                                            Table III
                                        FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                                                          MALE ISSUE AGE 40
                                                   $744.00 ANNUAL BASIC PREMIUM
                                                            NONSMOKER RISK
                                                         FACE AMOUNT $100,000
                                                        DEATH BENEFIT OPTION 1

      ACCUMULATED
          AT                 DEATH BENEFIT                        TOTAL ACCOUNT VALUE                   CASH SURRENDER VALUE
      5% INTEREST
YEAR   PER YEAR    GROSS 0.0% GROSS 6.0%  GROSS 12.0%   GROSS 0.0% GROSS 6.0%    GROSS 12.0%  GROSS 0.0%   GROSS 6.0%   GROSS 12.0%
  1       781        100000     100000      100000         455         490           526           0           0             0
  2      1601        100000     100000      100000         889         987          1091          216         315           418
  3      2463        100000     100000      100000         1299       1490          1698          627         818          1026
  4      3367        100000     100000      100000         1688       2000          2353         1016         1327         1681
  5      4317        100000     100000      100000         2054       2514          3059         1381         1842         2387

  6      5314        100000     100000      100000         2396       3034          3822         1847         2485         3272
  7      6361        100000     100000      100000         2709       3553          4640         2294         3138         4225
  8      7460        100000     100000      100000         2990       4068          5517         2710         3788         5237
  9      8614        100000     100000      100000         3240       4580          6461         3094         4434         6315
 10      9826        100000     100000      100000         3456       5086          7476         3445         5074         7465

 15      16857       100000     100000      100000         3954       7419          13855        3954         7419         13855
 20      25831       100000     100000      100000         2783       8598          22774        2783         8598         22774
 25      37284         0        100000      100000          0         7597          35808          0          7597         35808
 30      51902         0        100000      100000          0         2520          56263          0          2520         56263

 25      37284         0        100000      100000          0         7597          35808          0          7597         35808
(AGE 65)
(1) Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the Death Benefits, Total
Account Values, and Cash Surrender Values would be less than those illustrated.

These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rates of return. The Total Account Value and Cash Value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.


4. The financial statements of the Company and Variable Life Account B are supplemented by unaudited financial statements of the Company and Variable Life Account B as of March 31, 1997 included herein.

                             VARIABLE LIFE ACCOUNT B
                              FINANCIAL STATEMENTS


                                     Index


 Statement of Assets and Liabilities as of March 31, 1997 (unaudited)    ...............   S-2
 Statements of Operations and Changes in Net Assets for the three months
  ended March 31, 1997 and March 31, 1996 (unaudited)  .................................   S-4
 Condensed Financial Information for the three months ended March 31, 1997 (unaudited)     S-5
 Notes to Financial Statements (unaudited) -- March 31, 1997  ..........................   S-8

Variable Life Account B

Statement of Assets and Liabilities--March 31, 1997 (Unaudited)



ASSETS:
Investments, at net asset value: (Note 1)
 Aetna Variable Fund; 2,960,415 shares (cost $89,278,680)   ........................ $ 97,909,299
 Aetna Income Shares; 1,045,713 shares (cost $13,363,458)   ........................   13,165,731
 Aetna Variable Encore Fund; 1,227,381 shares (cost $15,807,543)  ..................   15,746,491
 Aetna Investment Advisers Fund, Inc.; 1,091,726 shares (cost $15,188,940) .........   16,429,385
 Aetna Ascent Variable Portfolio; 68,622 shares (cost $854,021)   ..................      863,923
 Aetna Crossroads Variable Portfolio; 16,359 shares (cost $197,046)  ...............      196,092
 Aetna Legacy Variable Portfolio; 4,996 shares (cost $56,579)  .....................       56,152
 Alger American Small Capitalization Portfolio; 345,556 shares (cost $14,099,553)      12,460,754
 American Century VP Capital Appreciation Fund; 652,426 shares (cost $6,893,822) ...    5,558,671
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio; 818,103 shares (cost $15,998,533)   .....................   15,683,029
  Growth Portfolio; 187,282 shares (cost $5,537,815)  ..............................    5,489,224
  Overseas Portfolio; 32,503 shares (cost $569,345)   ..............................      577,577
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio; 97,944 shares (cost $1,506,123)  ........................    1,461,329
  Contrafund Portfolio; 527,095 shares (cost $8,030,087) ...........................    8,328,106
 Janus Aspen Series:
  Aggressive Growth Portfolio; 595,943 shares (cost $10,670,058)  ..................    9,541,046
  Balanced Portfolio; 287,055 shares (cost $4,047,436)   ...........................    4,320,181
  Growth Portfolio; 530,993 shares (cost $7,746,679)  ..............................    8,278,181
  Short-Term Bond Portfolio; 390,958 shares (cost $3,872,649)  .....................    3,944,763
  Worldwide Growth Portfolio; 656,748 shares (cost $12,087,431)   ..................   13,561,854
 Scudder Variable Life Investment Fund--
  International Portfolio; 847,331 shares (cost $10,042,514)   .....................   11,193,242
                                                                                     -------------
NET ASSETS (cost $235,848,312)   ................................................... $244,765,030
                                                                                     =============
Net assets represented by:
Policyholders' account values: (Notes 1 and 5)
Aetna Variable Fund:
 Policyholders' account values   ................................................... $ 97,909,299
Aetna Income Shares:
 Policyholders' account values   ...................................................   13,165,731
Aetna Variable Encore Fund:
 Policyholders' account values   ...................................................   15,746,491
Aetna Investment Advisers Fund, Inc.:
 Policyholders' account values   ...................................................   16,429,385
Aetna Ascent Variable Portfolio:
 Policyholders' account values   ...................................................      863,923
Aetna Crossroads Variable Portfolio:
 Policyholders' account values   ...................................................      196,092

Variable Life Account B

Statement of Assets and Liabilities--March 31, 1997 (unaudited & continued):



Aetna Legacy Variable Portfolio:
 Policyholders' account values   .............................. $     56,152
Alger American Small Capitalization Portfolio:
 Policyholders' account values   ..............................   12,460,754
American Century VP Capital Appreciation Fund:
 Policyholders' account values   ..............................    5,558,671
Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
 Policyholders' account values   ..............................   15,683,029
 Growth Portfolio:
 Policyholders' account values   ..............................    5,489,224
 Overseas Portfolio:
 Policyholders' account values   ..............................      577,577
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:
 Policyholders' account values   ..............................    1,461,329
Contrafund Portfolio:
 Policyholders' account values   ..............................    8,328,106
Janus Aspen Series:
 Aggressive Growth Portfolio:
 Policyholders' account values   ..............................    9,541,046
 Balanced Portfolio:
 Policyholders' account values   ..............................    4,320,181
 Growth Portfolio:
 Policyholders' account values   ..............................    8,278,181
 Short-Term Bond Portfolio:
 Policyholders' account values   ..............................    3,944,763
 Worldwide Growth Portfolio:
 Policyholders' account values   ..............................   13,561,854
Scudder Variable Life Investment Fund--International Portfolio:
 Policyholders' account values   ..............................   11,193,242
                                                                -------------
                                                                $244,765,030
                                                                =============

See Notes to Financial Statements

Variable Life Account B

Statements of Operations and Changes in Net Assets



                                                                    Three Months Ended   Three Months Ended
                                                                      March 31, 1997       March 31, 1996
                                                                        (Unaudited)         (Unaudited)
                                                                    -------------------- -------------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends   ......................................................    $  2,905,983         $    359,401
Expenses: (Notes 2 and 5)
 Valuation Period Deductions   ....................................        (335,872)            (216,034)
                                                                       ------------         ------------
Net investment income    ..........................................       2,570,111              143,367
                                                                       ------------         ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales  .............................................      15,319,304            3,428,998
 Cost of investments sold   .......................................      14,300,603            3,005,963
                                                                       ------------         ------------
  Net realized gain   .............................................       1,018,701              423,035
Net unrealized gain (loss) on investments: (Note 5)
 Beginning of period  .............................................      14,132,669            4,391,574
 End of period  ...................................................       8,916,718            9,478,418
                                                                       ------------         ------------
  Net change in unrealized gain (loss)  ...........................      (5,215,951)           5,086,844
                                                                       ------------         ------------
Net realized and unrealized gain (loss) on investments    .........      (4,197,250)           5,509,879
                                                                       ------------         ------------
Net (decrease) increase in net assets resulting from operations          (1,627,139)           5,653,246
                                                                       ------------         ------------
FROM UNIT TRANSACTIONS:
Variable life premium payments    .................................      32,286,413           21,128,211
Sales and administrative charges deducted by the Company  .........      (1,105,628)            (632,971)
Premiums allocated to the fixed account    ........................        (706,230)          (1,644,459)
                                                                       ------------         ------------
 Net premiums allocated to the variable account  ..................      30,474,555           18,850,781
Transfers to the Company for monthly deductions  ..................      (4,828,049)          (3,306,575)
Redemptions by contract holders   .................................      (2,187,917)          (1,152,122)
Transfers on account of policy loans    ...........................        (187,877)            (422,131)
Other  ............................................................         (52,426)              43,265
                                                                       ------------         ------------
 Net increase in net assets from unit transactions (Note 5)  ......      23,218,286           14,013,218
                                                                       ------------         ------------
Change in net assets  .............................................      21,591,147           19,666,464
NET ASSETS:
Beginning of period   .............................................     223,173,883          126,515,779
                                                                       ------------         ------------
End of period   ...................................................    $244,765,030         $146,182,243
                                                                       ============         ============

See Notes to Financial Statements

Variable Life Account B

Condensed Financial Information--Three Months Ended March 31, 1997 (Unaudited)




                                                 Value                Increase
                                               Per Unit              (Decrease)
                                                                    in Value of           Reserves
                                        Beginning     End of        Accumulation           at End
                                        of Period     Period            Unit              of Period
                                        -----------   ---------   --------------------   ------------
Aetna Variable Fund:
 Aetna Vest  ........................     $34.932     $35.579             1.85%          $52,790,404
 Aetna Vest II  .....................      19.507      19.868             1.85%           15,918,571
 Aetna Vest Plus   ..................      16.389      16.692             1.85%           24,193,440
 Aetna Vest Estate Protector   ......      11.675      11.896             1.89%              343,196
 Corporate Specialty Market    ......      14.805      15.080             1.85%            4,663,688
Aetna Income Shares:
 Aetna Vest  ........................     $21.850     $21.739            (0.51%)         $ 5,779,308
 Aetna Vest II  .....................      14.691      14.616            (0.51%)             964,510
 Aetna Vest Plus   ..................      11.764      11.704            (0.51%)           1,573,435
 Aetna Vest Estate Protector   ......      10.452      10.403            (0.47%)             110,600
 Corporate Specialty Market    ......      11.354      11.297            (0.51%)           4,737,878
Aetna Variable Encore Fund:
 Aetna Vest  ........................     $16.577     $16.743             1.00%          $ 2,617,424
 Aetna Vest II  .....................      12.117      12.238             1.00%              162,807
 Aetna Vest Plus   ..................      11.388      11.502             1.00%            5,475,885
 Aetna Vest Estate Protector   ......      10.333      10.441             1.04%              391,865
 Corporate Specialty Market    ......      10.895      11.004             1.00%            7,098,510
Aetna Investment Advisers Fund, Inc.:
 Aetna Vest  ........................     $17.547     $17.424            (0.70%)         $ 1,901,583
 Aetna Vest II  .....................      17.742      17.618            (0.70%)           4,157,201
 Aetna Vest Plus   ..................      14.880      14.775            (0.70%)           6,002,453
 Aetna Vest Estate Protector   ......      11.340      11.086            (2.24%) (1)           2,571
 Corporate Specialty Market    ......      12.954      12.863            (0.70%)           4,365,577
Aetna Ascent Variable Portfolio:
 Aetna Vest  ........................     $11.828     $11.771            (0.48%)         $   135,740
 Aetna Vest II  .....................      11.828      11.771            (0.48%)              99,315
 Aetna Vest Plus   ..................      11.828      11.771            (0.48%)             626,288
 Aetna Vest Estate Protector   ......      11.886      11.789            (0.82%) (2)           2,580
Aetna Crossroads Variable
 Portfolio:
 Aetna Vest  ........................     $11.474     $11.453            (0.18%)         $    28,023
 Aetna Vest II  .....................      11.544      11.453            (0.79%) (1)           1,917
 Aetna Vest Plus   ..................      11.474      11.453            (0.18%)             165,657
 Aetna Vest Estate Protector   ......      11.487      11.470            (0.14%)                 495
Aetna Legacy Variable Portfolio:
 Aetna Vest II  .....................     $11.263     $11.076            (1.66%) (2)     $     9,557
 Aetna Vest Plus   ..................      11.118      11.076            (0.38%)              46,595

Variable Life Account B

Condensed Financial Information--Three Months Ended March 31, 1997 (unaudited & continued)


                                                                   Increase
                                            Value Per Unit        (Decrease)
                                                                  in Value of      Reserves
                                        Beginning     End of      Accumulation      at End
                                        of Period     Period         Unit          of Period
                                        -----------   ---------   --------------   ------------
Alger American Small
 Capitalization Portfolio:
 Aetna Vest  ........................     $16.051     $14.113         (12.07%)    $ 1,043,585
 Aetna Vest II  .....................      16.052      14.114         (12.07%)        635,959
 Aetna Vest Plus   ..................      16.043      14.106         (12.07%)      5,680,005
 Aetna Vest Estate Protector   ......       9.982       8.780         (12.04%)        253,395
 Corporate Specialty Market    ......      13.201      11.607         (12.07%)      4,847,810
American Century VP Capital
 Appreciation Fund:
 Aetna Vest  ........................     $12.534     $10.646         (15.06%)    $   840,154
 Aetna Vest II  .....................      12.590      10.694         (15.06%)        310,402
 Aetna Vest Plus   ..................      12.419      10.548         (15.06%)      3,515,587
 Aetna Vest Estate Protector   ......       9.511       8.082         (15.03%)          2,691
 Corporate Specialty Market    ......      11.358       9.647         (15.06%)        889,837
Fidelity Investments Variable
 Insurance Products Fund:
Equity-Income Portfolio:
 Aetna Vest  ........................     $10.871     $10.968           0.90%     $    87,359
 Aetna Vest II  .....................      10.871      10.968           0.90%          48,971
 Aetna Vest Plus   ..................      10.871      10.968           0.90%       2,014,106
 Aetna Vest Estate Protector   ......      10.883      10.985           0.93%         252,126
 Corporate Specialty Market    ......      12.512      12.624           0.90%      13,280,467
Growth Portfolio:
 Corporate Specialty Market    ......     $11.255     $10.952          (2.69%)    $ 5,489,224
Overseas Portfolio:
 Corporate Specialty Market    ......     $11.241     $11.578           2.99%     $   577,577
Fidelity Investments Variable
 Insurance Products Fund II:
Asset Manager Portfolio:
 Corporate Specialty Market    ......     $12.022     $11.987          (0.30%)    $ 1,461,329
Contrafund Portfolio:
 Aetna Vest  ........................     $11.525     $11.309          (1.88%)    $   305,794
 Aetna Vest II  .....................      11.525      11.309          (1.88%)         94,053
 Aetna Vest Plus   ..................      11.525      11.309          (1.88%)      1,620,391
 Aetna Vest Estate Protector   ......      11.538      11.326          (1.84%)        158,332
 Corporate Specialty Market    ......      12.396      12.164          (1.88%)      6,149,536
Janus Aspen Series:
Aggressive Growth Portfolio:
 Aetna Vest  ........................     $16.153     $14.143         (12.44%)    $   737,026
 Aetna Vest II  .....................      16.153      14.143         (12.44%)        458,338

Variable Life Account B

Condensed Financial Information--Three Months Ended March 31, 1997 (unaudited & continued):


                                                                     Increase
                                            Value Per Unit          (Decrease)
                                                                   in Value of        Reserves
                                        Beginning     End of       Accumulation        at End
                                        of Period     Period           Unit           of Period
                                        -----------   ---------   -----------------   -----------
 Aetna Vest Plus   ..................     $16.153     $14.143         (12.44%)        $3,517,794
 Aetna Vest Estate Protector   ......       9.797       8.581         (12.41%)           311,336
 Corporate Specialty Market    ......      12.120      10.611         (12.44%)         4,516,552
Balanced Portfolio:
 Aetna Vest  ........................     $13.966     $14.196           1.64%         $   97,246
 Aetna Vest II  .....................      14.075      14.306           1.64%             84,618
 Aetna Vest Plus   ..................      13.960      14.189           1.64%          2,082,733
 Aetna Vest Estate Protector   ......      11.101      11.288           1.68%             35,062
 Corporate Specialty Market    ......      12.242      12.443           1.64%          2,020,522
Growth Portfolio:
 Aetna Vest  ........................     $14.898     $14.938           0.27%         $  541,273
 Aetna Vest II  .....................      14.884      14.924           0.27%          1,002,167
 Aetna Vest Plus   ..................      14.863      14.903           0.27%          4,160,826
 Aetna Vest Estate Protector   ......      10.857      10.890           0.31%            146,512
 Corporate Specialty Market    ......      12.232      12.265           0.27%          2,427,403
Short-Term Bond Portfolio:
 Aetna Vest  ........................     $11.289     $11.397           0.95%         $    6,924
 Aetna Vest II  .....................      11.277      11.385           0.95%              1,372
 Aetna Vest Plus   ..................      11.247      11.354           0.95%            273,539
 Aetna Vest Estate Protector   ......      10.389      10.465           0.73% (1)          1,539
 Corporate Specialty Market    ......      10.468      10.568           0.95%          3,661,389
Worldwide Growth Portfolio:
 Aetna Vest  ........................     $16.364     $17.339           5.96%         $1,547,127
 Aetna Vest II  .....................      16.368      17.344           5.96%            940,957
 Aetna Vest Plus   ..................      16.348      17.322           5.96%          6,185,375
 Aetna Vest Estate Protector   ......      11.811      12.519           6.00%            310,828
 Corporate Specialty Market    ......      13.459      14.262           5.96%          4,577,567
Scudder Variable Life Investment
 Fund--International Portfolio:
 Aetna Vest  ........................     $14.543     $14.813           1.86%         $2,402,152
 Aetna Vest II  .....................      14.453      14.722           1.86%            675,216
 Aetna Vest Plus   ..................      14.373      14.640           1.86%          5,406,958
 Aetna Vest Estate Protector   ......      10.898      11.105           1.90%             99,911
 Corporate Specialty Market    ......      12.043      12.267           1.86%          2,609,005

Notes to Condensed Financial Information:

   (1)--Reflects less than a full year of performance activity. Funds were first received in this option during January 1997.

   (2)--Reflects less than a full year of performance activity. Funds were first received in this option during February 1997.

Variable Life Account B

Notes to Financial Statements--March 31, 1997 (Unaudited):


1. Summary of Significant Accounting Policies


   Variable Life Account B ("Account") is a separate account established by Aetna Life Insurance and Annuity Company and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable life insurance product contracts as defined under the Internal Revenue Code of 1986, as amended.


   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.


     a. Valuation of Investments


   Investments in the following Funds are stated at the closing net asset value per share as determined by each fund on March 31, 1997:

   Aetna Variable Fund                   Janus Aspen Series:
   Aetna Income Shares                   [bullet] Aggressive Growth
                                                   Portfolio
   Aetna Variable Encore Fund            [bullet] Balanced Portfolio
   Aetna Investment Advisers Fund, Inc.  [bullet] Growth Portfolio
   Aetna Ascent Variable Portfolio       [bullet] Short-Term Bond
                                                   Portfolio
   Aetna Crossroads Variable Portfolio   [bullet] Worldwide Growth
                                                   Portfolio
   Aetna Legacy Variable Portfolio       Scudder Variable Life Investment Fund--
                                          International Portfolio
   Alger American Small Capitalization Portfolio
   American Century VP Capital Appreciation Fund
   Fidelity Investments Variable Insurance Products Fund:
   [bullet] Equity-Income Portfolio
   [bullet] Growth Portfolio
   [bullet] Overseas Portfolio
   Fidelity Investments Variable Insurance Products Fund II:
   [bullet] Asset Manager Portfolio
   [bullet] Contrafund Portfolio

   b. Other

   Other Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   c. Federal Income Taxes

   The operations of the Account form a part of, and are taxed with, the total operations of Aetna Life Insurance and Annuity Company ("Company") which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.


2. Valuation Period Deductions

   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the policies and are paid to the Company.

Variable Life Account B

Notes to Financial Statements--March 31, 1997 (unaudited & continued):


3. Dividend Income

   On an annual basis the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions paid to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain
   (loss) on investments in the Statements of Operations and Changes in Net Assets.


4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments other than short-term investments for the three months ended March 31, 1997 and 1996 aggregated $41,107,702 and $15,319,304 and $17,583,396 and $3,428,998,
   respectively.

Variable Life Account B

Notes to Financial Statements--March 31, 1997 (unaudited & continued):


5. Supplemental Information to Statements of Operations and Changes in Net Assets--Three-Months Ended March 31, 1997

                                                               Valuation       Proceeds      Cost of         Net
                                                                 Period          from       Invesments    Realized
                                                 Dividends     Deductions       Sales          Sold      Gain (Loss)
                                                ------------ --------------- ------------- ------------- ------------
Aetna Variable Fund:
 PolicyHolder's account values  ...............   $        0  ($  138,689)     $ 2,085,493   $ 1,533,994 $  551,499
Aetna Income Shares:
 PolicyHolders' account values  ...............            0      (19,010)         862,682       883,816    (21,134)
Aetna Variable Encore Fund:
 PolicyHolder's account values  ...............      372,968      (15,420)       5,214,143     5,282,921    (68,778)
Aetna Investment Advisers Fund, Inc.:
 PolicyHolder's account values  ...............            0      (23,413)         326,908       270,907     56,001
Aetna Ascent Variable Portfolio:
 PolicyHolder's account values  ...............            0       (1,012)         719,965       718,546      1,419
Aetna Crossroads Variable Portfolio:
 PolicyHolder's account values  ...............            0         (219)         151,692       151,595         97
Aetna Legacy Variable Portfolio:
 PolicyHolder's account values  ...............            0          (45)          31,294        31,283         11
Alger American Small Capitalization Portfolio:
 PolicyHolder's account values  ...............            0      (18,952)       1,610,023     1,464,966    145,057
American Century VP Capital Appreciation Fund:
 PolicyHolder's account values  ...............      132,455       (9,411)         628,578       573,692     54,886
Fidelity Investments Variable Insurance Products Fund:
Equity-Income Portfolio:
 PolicyHolder's account values  ...............    1,485,715      (20,823)          95,203        90,944      4,259
Growth Portfolio:
 PolicyHolder's account values  ...............      192,233       (7,619)         105,973       100,096      5,877
Overseas Portfolio:
 PolicyHolder's account values  ...............       46,706         (768)           6,580         5,914        666
Fidelity Investments Variable Insurance Products Fund II:
Asset Manager Portfolio:
 PolicyHolder's account values  ...............      175,953       (2,076)          36,869        35,726      1,143
Contrafund Portfolio:
 PolicyHolder's account values  ...............      235,708      (10,954)         181,301       150,422     30,879
Janus Aspen Series:
Aggressive Growth Portfolio:
 PolicyHolder's account values  ...............            0      (13,717)       2,488,643     2,394,608     94,035
Balanced Portfolio:
 PolicyHolder's account values  ...............            0       (5,499)         141,829       115,577     26,252
Growth Portfolio:
 PolicyHolder's account values  ...............            0      (11,143)         130,246        96,623     33,623
Short-Term Bond Portfolio:
 PolicyHolder's account values  ...............            0       (5,429)          30,221        29,518        703
Worldwide Growth Portfolio:
 PolicyHolder's account values  ...............            0      (16,324)         128,784        88,357     40,427
Scudder Variable Life Investment Fund -
International Portfolio:
 PolicyHolder's account values  ...............      264,245      (15,349)         342,877       281,098     61,779
                                                 -----------   -----------    ------------  ------------ ----------
Total Variable Life Account B   ...............   $2,905,983  ($  335,872)     $15,319,304   $14,300,603 $1,018,701
                                                 ===========   ===========    ============  ============ ==========

                                                       Net Increase
         Net Unrealized                  Net           (Decrease) In
           Gain (Loss)                Change in        Net Assets                 Net Assets
 Beginning            End            Unrealized         from Unit        Beginning          End
 of Period         of Period         Gain (Loss)       Transactions      of Period       of Period
---------------   ---------------   ----------------   --------------   --------------   -------------
 $ 7,294,643       $  8,630,619       $ 1,335,976       $ 3,288,887     $ 92,871,626     $ 97,909,299
    (190,180)          (197,727)           (7,547)      $    33,635       13,179,787       13,165,731
     106,394            (61,052)         (167,446)      $ 6,532,982        9,092,185       15,746,491
   1,383,931          1,240,445          (143,486)      $   748,742       15,791,541       16,429,385
      15,645              9,902            (5,743)      $   323,881          545,378          863,923
        (191)              (954)             (763)      $    73,285          123,692          196,092
          20               (427)             (447)      $    42,670           13,963           56,152
     172,057         (1,638,799)       (1,810,856)      $ 1,059,422       13,086,083       12,460,754
    (146,911)        (1,335,151)       (1,188,240)      $    86,456        6,482,525        5,558,671
   1,096,283           (315,504)       (1,411,787)      $ 2,315,452       13,310,213       15,683,029
     294,867            (48,591)         (343,458)      $   589,662        5,052,529        5,489,224
      37,941              8,232           (29,709)      $    28,355          532,327          577,577
     134,978            (44,794)         (179,772)      $    55,895        1,410,186        1,461,329
     730,883            298,019          (432,864)      $ 1,593,647        6,911,690        8,328,106
     249,074         (1,129,012)       (1,378,086)      $ 1,175,887        9,662,927        9,541,046
     243,163            272,745            29,582       $   695,501        3,574,345        4,320,181
     566,478            531,502           (34,976)      $ 1,116,030        7,174,647        8,278,181
      26,773             72,114            45,341       $    76,300        3,827,848        3,944,763
     872,277          1,474,423           602,146       $ 3,020,469        9,915,136       13,561,854
   1,244,544          1,150,728           (93,816)      $   361,128       10,615,255       11,193,242
 -----------       ------------       ------------      ------------    -------------    -------------
 $14,132,669       $  8,916,718      ($ 5,215,951)      $23,218,286     $223,173,883     $244,765,030
 ===========       ============       ============      ============    =============    =============

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
                   FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA


                   Index to Consolidated Financial Statements



                                                                                             Page
Consolidated Statements of Income for the three months ended March 31, 1997 and 1996
  (unaudited) ............................................................................   F-2
Consolidated Balance Sheets as of March 31, 1997 (unaudited) and December 31, 1996  ......   F-3
Consolidated Statements of Changes in Shareholder's Equity for the three months ended
  March 31, 1997 and 1996 (unaudited)   ..................................................   F-4
Consolidated Statements of Cash Flows for the three months ended March 31, 1997 and 1996
  (unaudited)  ...........................................................................   F-5
Condensed Notes to Consolidated Financial Statements as of March 31, 1997 (unaudited)  ...   F-7

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                       Consolidated Statements of Income
                                  (millions)


                                                            (unaudited)
                                                          3 Months Ended
                                                             March 31,
                                                       ---------------------
                                                         1997        1996
                                                       --------   ----------
 Revenue:
 Premiums                                                $ 52.3     $34.0
 Charges assessed against policyholders                   109.7      92.0
 Net investment income                                    267.8     257.6
 Net realized capital gains                                 5.0      14.9
 Other income                                               9.7      12.2
                                                        -------   -------
  Total revenue                                           444.5     410.7
Benefits and expenses:
 Current and future benefits                              272.0     236.9
 Operating expenses                                        78.2      87.2
 Amortization of deferred policy acquisition costs         19.9      17.5
                                                        -------   -------
  Total benefits and expenses                             370.1     341.6
Income before income taxes                                 74.4      69.1
Income taxes                                               24.0      20.6
                                                        -------   -------
Net income                                               $ 50.4     $48.5
                                                        =======   =======



See Condensed Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                          Consolidated Balance Sheets
                         (millions, except share data)


                                                                    (unaudited)
                                                                    -----------
                                                                      March 31,    December 31,
Assets                                                                  1997           1996
------                                                              ------------   -------------
Investments:
 Debt securities, available for sale, at fair value
  (amortized cost: $12,378.5 and $12,539.1)                           $12,428.6      $12,905.5
 Equity securities, available for sale:
  Non-redeemable preferred stock (cost: $141.3 and $107.6)                152.1          119.0
  Investment in affiliated mutual funds (cost: $64.2 and $77.3)            67.9           81.1
  Common stock (cost: $0.0 and $0.0)                                        0.1            0.3
  Short-term investments                                                   45.5           34.8
  Mortgage loans                                                           12.9           13.0
  Policy loans                                                            408.4          399.3
                                                                     ----------      ----------
   Total investments                                                   13,115.5       13,553.0
 Cash and cash equivalents                                                758.9          459.1
 Accrued investment income                                                185.3          159.0
 Premiums due and other receivables                                        32.6           26.6
 Deferred policy acquisition costs                                      1,560.1        1,515.3
 Reinsurance loan to affiliate                                            593.7          628.3
 Other assets                                                              32.6           33.7
 Separate Accounts assets                                              16,460.1       15,318.3
                                                                     ----------      ----------
   Total assets                                                       $32,738.8      $31,693.3
                                                                     ==========      ==========
Liabilities and Shareholder's Equity
-------------------------------------
Liabilities:
 Future policy benefits                                               $ 3,613.3      $ 3,617.0
 Unpaid claims and claim expenses                                          37.4           28.9
 Policyholders' funds left with the Company                            10,529.2       10,663.7
                                                                     ----------      ----------
   Total insurance reserve liabilities                                 14,179.9       14,309.6
 Other liabilities                                                        392.8          354.7
 Income taxes:
   Current                                                                 29.1           20.7
   Deferred                                                                62.1           80.5
 Separate Accounts liabilities                                         16,460.1       15,318.3
                                                                     ----------      ----------
   Total liabilities                                                   31,124.0       30,083.8
                                                                     ----------      ----------
Shareholder's equity:
 Common stock, par value $50 (100,000 shares authorized; 55,000
  shares issued and outstanding)                                            2.8            2.8
 Paid-in capital                                                          418.0          418.0
 Net unrealized capital gains                                              13.6           60.5
 Retained earnings                                                      1,180.4        1,128.2
                                                                     ----------      ----------
   Total shareholder's equity                                           1,614.8        1,609.5
                                                                     ----------      ----------
   Total liabilities and shareholder's equity                         $32,738.8      $31,693.3
                                                                     ==========      ==========

See Condensed Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

           Consolidated Statements of Changes in Shareholder's Equity
                                   (millions)



                                                   (unaudited)
                                                   -----------
                                              3 Months Ended March 31,
                                            -----------------------------
                                               1997             1996
                                            -------------   -------------
Shareholder's equity, beginning of year      $ 1,609.5         $1,583.0
Net change in unrealized capital gains           (46.9)           (75.9)
Net income                                        50.4             48.5
Other changes                                      1.8                -
                                             ---------         --------
Shareholder's equity, end of period          $ 1,614.8         $1,555.6
                                             =========         ========



See Condensed Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                     Consolidated Statements of Cash Flows
                                   (millions)



                                                                        (unaudited)
                                                                        -----------
                                                                  3 Months Ended March 31,
                                                               ------------------------------
                                                                 1997              1996
                                                               ------------   ---------------
Cash Flows from Operating Activities:
 Net income                                                    $    50.4        $   48.5
 Adjustments to reconcile net income to net cash
  provided by (used for) operating activities:
 Increase in accrued investment income                             (26.3)          (10.9)
 (Increase) decrease in premiums due and other receivables          (3.2)            0.5
 Increase in policy loans                                           (9.1)           (6.0)
 Increase in deferred policy acquisition costs                     (44.8)          (34.3)
 Decrease in reinsurance loan to affiliate                          34.6             9.5
 Net increase in universal life account balances                    63.6            53.0
 Decrease in other insurance reserve liabilities                   (22.0)          (52.4)
 Net decrease in other liabilities and other assets                 (4.9)          (85.3)
 Increase in income taxes                                           18.4            11.8
 Net accretion of discount on investments                          (16.9)          (16.9)
 Net realized capital gains                                         (5.0)          (14.9)
                                                               ----------       ---------
  Net cash provided by (used for) operating activities              34.8           (97.4)
                                                               ----------       ---------
Cash Flows from Investing Activities:
 Proceeds from sales of:
  Debt securities available for sale                             1,380.4         1,634.8
  Equity securities                                                 14.8            48.7
  Mortgage loans                                                     0.1              --
 Investment maturities and collections of:
  Debt securities available for sale                               227.4           255.4
  Short-term investments                                            10.4            10.0
 Cost of investment purchases in:
  Debt securities available for sale                            (1,376.5)        1,918.0)
  Equity securities                                                (33.8)          (26.1)
  Short-term investments                                           (21.1)          (19.5)
                                                               ----------       ---------
  Net cash provided by (used for) investing activities             201.7           (14.7)
                                                               ----------       ---------



See Condensed Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

               Consolidated Statements of Cash Flows (Continued)
                                   (millions)



                                                                      (unaudited)
                                                                      -----------
                                                                3 Months Ended March 31,
                                                             ------------------------------
                                                               1997              1996
                                                             ------------   ---------------
Cash Flows from Financing Activities:
 Deposits and interest credited for investment contracts        390.2           429.9
 Withdrawals of investment contracts                           (326.9)         (332.0)
                                                              -------         -------
  Net cash provided by financing activities                      63.3            97.9
                                                              -------         -------
Net increase (decrease) in cash and cash equivalents            299.8           (14.2)
Cash and cash equivalents, beginning of period                  459.1           568.8
                                                              -------         -------
Cash and cash equivalents, end of period                      $ 758.9         $ 554.6
                                                              =======         =======
Supplemental cash flow information:
 Income taxes paid, net                                       $   9.4         $  12.0
                                                              =======         =======



See Condensed Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
              Condensed Notes to Consolidated Financial Statements
                                  (unaudited)

1. Basis of Presentation

The consolidated financial statements include Aetna Life Insurance and Annuity Company and its wholly owned subsidiaries, Aetna Insurance Company of America and Aetna Private Capital, Inc. (collectively, the "Company"). Aetna Life Insurance and Annuity Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc., whose ultimate parent is Aetna Inc. ("Aetna").

These consolidated financial statements have been prepared in accordance with generally accepted accounting principles and are unaudited. Certain reclassifications have been made to 1996 financial information to conform to the 1997 presentation. These interim statements necessarily rely heavily on estimates, including assumptions as to annualized tax rates. In the opinion of management, all adjustments necessary for a fair statement of results for the interim periods have been made. All such adjustments are of a normal, recurring nature. The accompanying condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes as presented in the Company's 1996 Annual Report on Form 10-K. Certain financial information that is normally included in annual financial statements prepared in accordance with generally accepted accounting principles, but that is not required for interim reporting purposes, has been condensed or omitted.

2. Future Application of Accounting Standards

Financial Accounting Standard ("FAS") No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, was issued in June 1996 and provides accounting and reporting standards for transfers of financial assets and extinguishments of liabilities.

FAS No. 125 is effective for 1997 financial statements; however, certain provisions relating to accounting for repurchase agreements and securities lending are not effective until January 1, 1998. Provisions effective in 1997 did not have a material effect on the Company's financial position or results of operations. The Company does not expect adoption of this statement for provisions effective in 1998 to have a material effect on its financial position or results of operations.

3. Financial Instruments

The Company engages in hedging activities to manage interest rate and price risks. Such hedging activities have principally consisted of using off-balance sheet instruments such as futures and forward contracts and interest rate swap agreements. There were no such contracts or agreements open as of March 31, 1997.

4. Severance and Facilities Charges

In the second quarter of 1996, the Company was allocated severance and facilities reserves from Aetna to reflect actions taken or to be taken to reduce the level of corporate expenses and other costs previously absorbed by Aetna's property-casualty operations.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
        Condensed Notes to Consolidated Financial Statements (Continued)
                                  (unaudited)

4. Severance and Facilities Charges (Continued)

In the third quarter of 1996, the Company established severance and facilities reserves in the Financial Services and Individual Life Insurance segments to reflect actions taken or to be taken in order to make its businesses more competitive.

Activity for the three months ended March 31, 1997 within the severance and facilities reserves (pretax, in millions) and positions eliminated related to such actions were as follows:


                                        Reserve      Positions
                                        ----------   ----------
 Balance at December 31, 1996  ......   $  47.9         524
 Actions taken (1) ..................     (10.9)        (88)
                                        --------       -----
  Balance at March 31, 1997 .........   $  37.0         436
                                        ========       =====

(1) Includes $6.3 million of the Company's severance-related actions and $3.9 million of corporate allocation-
     related actions.
The Company's severance actions are expected to be substantially completed by March 31, 1998. The corporate allocation actions and vacating of certain leased office space are expected to be substantially completed in 1997.

5. Related Party Transactions

Effective December 31, 1988, the Company entered into a reinsurance agreement with Aetna Life Insurance Company ("Aetna Life") in which substantially all of the non-participating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement has been amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance to a coinsurance arrangement. As a result of this change, reserves will be ceded to the Company from Aetna Life as investment rollover occurs and the loan previously established will be reduced.

6. Litigation

The Company is involved in numerous lawsuits arising, for the most part, in the ordinary course of its business operations. While the ultimate outcome of litigation against the Company cannot be determined at this time, after consideration of the defenses available to the Company and any related reserves established, it is not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

                                     PART II

                     INFORMATION NOT REQUIRED IN PROSPECTUS

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                        UNDERTAKING PURSUANT TO RULE 484

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

               REPRESENTATIONS PURSUANT TO SECTION 26(e)(2)(A) OF
                       THE INVESTMENT COMPANY ACT OF 1940

REGISTRANT MAKES THE FOLLOWING REPRESENTATION:

Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the policies covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                    CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 8
                           TO REGISTRATION STATEMENT

This Post-Effective Amendment No. 8 to Registration Statement No. 33-76004 comprises the following papers and documents:

o     The facing sheet.

o One supplement to the AetnaVest and AetnaVest II Flexible Premium Variable Life prospectus consisting of 2 pages
o     The undertaking to file reports
o     The undertaking pursuant to Rule 484
o Representations pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940
o     The signatures
o     Written consents of the following persons:
         A.   Consent of Counsel (included as part of Exhibit 2 below)
         B.   Actuarial Consent (included as part of Exhibit 6 below)
         C.   Consent of Independent Auditors (included as Exhibit 7 below)

      The following Exhibits:

         1. Exhibits required by paragraph A of instructions to exhibits for Form N-8B-2:
             (1)      Resolution establishing Variable Life Account B(1)
             (2)      Not Applicable
             (3)(i)   Master General Agent Agreement(1)
             (3)(ii)  Life Insurance General Agent Agreement(1)
             (3)(iii) Broker Agreement(1)
             (3)(iv)  Life Insurance Broker-Dealer Agreement(1)
             (4)      Not Applicable
             (5)(i)   Form of AetnaVest I Policy (Policy No. 38899)(2)
             (5)(ii)  Form of AetnaVest II Policy, including Term Rider
                      (Policy No. 38899-90)(2)
             (5)(iii) Amendment Rider (70194-94) to Form of Aetna Vest I Policy
                      (Policy No. 38899)(2)
             (5)(iv) Amendment Rider (70195-94) to Form of Aetna Vest II Policy (Policy No. 38899-90)(2)
             (5)(v)   Endorsement 70279-97 to Policy No. 38899
             (6)(i) Certificate of Incorporation and By-laws of Aetna Life Insurance and Annuity Company(3)
             (6)(ii)  Amendment of Certificate
                      of Incorporation of Aetna Life Insurance and Annuity Company(4)
             (7)      Not Applicable
             (8)(i) Fund Participation Agreement (Amended and Restated) between Aetna Life Insurance and Annuity Company, Alger American Fund and Fred Alger Management, Inc. dated as of March 31, 1995(5)
             (8)(ii) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(4)
             (8)(iii) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors

                      Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
                      and March 1,1996(4)
             (8)(iv)  Service Agreement between Aetna Life Insurance and
                      Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(6)
             (8)(v) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Janus Aspen Series dated April 19, 1994 and amended March 1, 1996(5)
             (8)(vi) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Scudder Variable Life Investment Fund dated April 27, 1992 and amended February 19, 1993 and August 13, 1993(5)
             (8)(vii) Amendment dated as of February 20, 1996 to Fund
                      Participation Agreement between Aetna Life Insurance and Annuity Company and Scudder Variable Life Investment Fund dated April 27, 1992 as amended February 19, 1993 and August 13, 1993(6)
             (8)(viii)Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Investors Research Corporation and TCI Portfolios, Inc. dated July 29, 1992 and amended December 22, 1992 and June 1, 1994(5)
             (9)      Not Applicable
             (10)(i)  Form of Application (70059)for AetnaVest I Policy(7)
             (10)(ii) Form of Application (38900-A) for AetnaVest II Policy(8)

         2.       Opinion and Consent of Counsel
         3.       Not Applicable
         4.       Not Applicable
         5.       See item (27) below
         6.       Actuarial Opinion and Consent (9)
         7.       Consent of Independent Auditors
         8.       Copy of Power of Attorney(10)

         (27) Financial Data Schedule

1. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6 (File No. 33-76004), as filed electronically on February 16, 1996.
2. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form S-6 (File No. 33-76004), as filed electronically on April 22, 1997.
3. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996.
4. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997.
5. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996.

6. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on June 28, 1996.
7. Incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form S-6 (File No. 33-2339), as filed on April 25, 1995.
8. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6 (File No. 33-76004), as filed on April 25, 1995.
9. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-76004), as filed electronically on May 15, 1997.
10. The Power of Attorney is attached as an exhibit to this filing. In addition, a certified copy of the resolution adopted by the Depositor's Board of Directors authorizing filings pursuant to a power of attorney as required by Rule 478 under the Securities Act of 1933 is incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 the Registrant, Variable Life Account B of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 8 to its Registration Statement on Form S-6 (File No. 33-76004) and has duly caused this Post-Effective Amendment No. 8 to its Registration Statement on Form S-6 (File No. 33-76004) to be signed on its behalf by the undersigned, thereunto duly authorized, and the seal of the Depositor to be hereunto affixed and attested, all in the City of Hartford, and State of Connecticut, on this 14th day of July, 1997.

                                                    VARIABLE LIFE ACCOUNT B OF
                                                    AETNA LIFE INSURANCE AND
                                                    ANNUITY COMPANY
                                                      (Registrant)

(SEAL)

ATTEST: /s/ Kirk P. Wickman
        -------------------
          Kirk P. Wickman
            Secretary

                                              By:   AETNA LIFE INSURANCE AND
                                                    ANNUITY COMPANY
                                                      (Depositor)

                                              By:   Daniel P. Kearney*
                                                    ---------------------------
                                                    Daniel P. Kearney
                                                    Principal Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement No. 33-76004 has been signed below by the following persons in the capacities indicated and on the dates indicated.

Signature                 Title                                  Date

Daniel P. Kearney*        Director and President                 )
---------------------
Daniel P. Kearney         (Principal Executive Officer)          )
                                                                 )
Christopher J. Burns*     Director                               )   July 14,
---------------------
Christopher J. Burns                                             )   1997
                                                                 )
Timothy A. Holt*          Director                               )
---------------------
Timothy A. Holt                                                  )

John Y. Kim*               Director                              )
---------------------
John Y. Kim                                                      )
                                                                 )
Shaun P. Mathews*          Director                              )
---------------------
Shaun P. Mathews                                                 )
                                                                 )
Glen Salow*                Director                              )
---------------------
Glen Salow                                                       )
                                                                 )
Creed R. Terry*            Director                              )
---------------------
Creed R. Terry                                                   )
                                                                 )
Deborah Koltenuk*         Vice President and Treasurer,          )
---------------------     Corporate Controller
Deborah Koltenuk                                                 )

By:   /s/  Julie E. Rockmore
      ---------------------------
          *Julie E. Rockmore
           Attorney-in-Fact

                             VARIABLE LIFE ACCOUNT B
                                  EXHIBIT INDEX


Exhibit No.         Exhibit                                                                                Page
-----------         -------                                                                                ----

99-1.1              Resolution of the Board of Directors of Aetna Life Insurance and Annuity                 *
                    Company establishing Variable Life Account B

99-1.3(i)           Master General Agent Agreement                                                           *

99-1.3(ii)          Life Insurance General Agent Agreement                                                   *

99-1.3(iii)         Broker-Dealer Agreement                                                                  *

99-1.3(iv)          Life Insurance Broker-Dealer Agreement                                                   *

99-1.5(i)           Form of AetnaVest I Policy (Policy No. 38899)                                            *

99-1.5(ii)          Form of AetnaVest II Policy, including Term Rider  (Policy No. 38899-90)                 *

99-1.5(iii)          Amendment Rider (70194-94) to Form of AetnaVest I Policy                                *
                    (Policy No. 38899)

99-1.5(iv)           Amendment Rider (70195-94) to Form of AetnaVest II Policy (Policy No.                   *
                    38899-90)

99-1.5(v)           Endorsement 70279-97 to Policy No. 38899
                                                                                                     ------------------

99-1.6(i)           Certificate of Incorporation and By-laws of Aetna Life Insurance and Annuity             *
                    Company

99-1.6(ii)          Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity            *
                    Company

99-1.8(i)           Fund Participation Agreement (Amended and Restated) between Aetna Life Insurance         *
                    and Annuity Company, Alger American Fund and Fred Alger Management, Inc. dated as of March 31, 1995

*Incorporated by reference





Exhibit No.         Exhibit                                                                                Page
-----------         -------                                                                                ----

99-1.8(ii)          Fund Participation Agreement between Aetna Life Insurance                                *
                    and Annuity Company,  Variable Insurance Products Fund and
                    Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                    January 1, 1996 and March 1, 1996

99-1.8(iii)         Fund Participation Agreement between Aetna Life Insurance                                *
                    and Annuity Company,  Variable Insurance Products Fund II
                    and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1,
                    1995, January 1, 1996 and March 1,1996

99-1.8(iv)          Service Agreement between Aetna Life Insurance and Annuity Company and                   *
                    Fidelity Investments Institutional Operations Company dated as of November 1,
                    1995

99-1.8(v)           Fund Participation Agreement between Aetna Life Insurance and Annuity Company            *
                    and Janus Aspen Series dated April 19, 1994 and amended March 1, 1996

99-1.8(vi)          Fund Participation Agreement between Aetna Life Insurance and Annuity Company            *
                    and Scudder Variable Life Investment Fund dated April 27, 1992 and amended
                    February 19, 1993 and August 13, 1993

99-1.8(vii)         Amendment dated as of February 20, 1996 to Fund                                          *
                    Participation Agreement between Aetna Life Insurance and
                    Annuity Company and Scudder Variable Life Investment Fund
                    dated April 27, 1992 as amended February 19, 1993 and August
                    13, 1993

99-1.8(viii)        Fund Participation Agreement between Aetna Life Insurance and Annuity Company,           *
                    Investors Research Corporation and TCI Portfolios, Inc. dated July 29, 1992 and amended December 22, 1992 and June 1, 1994

99-1.10(i)          Form of Application for AetnaVest I Policy                                               *

99-1.10(ii)         Form of Application for AetnaVest II Policy                                              *

99-2                Opinion and Consent of Counsel
                                                                                                     ------------------


*Incorporated by reference






Exhibit No.         Exhibit                                                                                Page
-----------         -------                                                                                ----

99-6                Actuarial Opinion and Consent                                                             *


99-7                Consent of Independent Auditors
                                                                                                     ------------------

99-8                Copy of Power of Attorney
                                                                                                     ------------------

27                  Financial Data Schedule
                                                                                                     ------------------

*Incorporated by reference